Debt Bond (Tables)	12 Months Ended
Dec. 31, 2025
Debt Bond [Abstract]
Schedule of Debt Bond	As of December 31, 2025 and December 31, 2024, the debt bond was $2,314,057 and 865,882, respectively.
	December 31,	December 31,
	2025	2024
Debt bond	€2,314,057	€865,882
less: current portion	(253,352)	(91,411)
	€2,060,705	€774,471